INCOME TAXES (Details) - Schedule of Reconciliation of Income Tax Benefit (Parentheticals)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Schedule of Reconciliation of Income Tax Benefit [Abstract]
Statutory rate	34.00%	34.00%